Average Annual Total Returns (Invesco Mid Cap Core Equity Fund)	12 Months Ended
May 02, 2011
Summary - Invesco Fund, Class Institutional | S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	3.47%
Inception Date	Feb. 28, 2002
Summary - Invesco Fund, Class Institutional | Russell Midcap Index
Average Annual Total Returns
Label	Russell Midcap® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	25.48%
5 Years	4.66%
Since Inception	8.35%
Inception Date	Feb. 28, 2002
Summary - Invesco Fund, Class Institutional | Lipper Mid-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper Mid-Cap Core Funds Index
1 Year	24.01%
5 Years	5.08%
Since Inception	7.41%
Inception Date	Feb. 28, 2002
Return Before Taxes | Class Institutional, Invesco Mid Cap Core Equity Fund
Average Annual Total Returns
Column	Institutional Class: Inception (03/15/02)
Label	Return Before Taxes
1 Year	12.94%
5 Years	5.79%
Since Inception	6.78%
Inception Date	Mar. 15, 2002
Return After Taxes on Distributions | Class Institutional, Invesco Mid Cap Core Equity Fund
Average Annual Total Returns
Column	Institutional Class: Inception (03/15/02)
Label	Return After Taxes on Distributions
1 Year	12.66%
5 Years	4.29%
Since Inception	5.64%
Inception Date	Mar. 15, 2002
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Mid Cap Core Equity Fund
Average Annual Total Returns
Column	Institutional Class: Inception (03/15/02)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.77%
5 Years	4.72%
Since Inception	5.70%
Inception Date	Mar. 15, 2002